UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)

(Zip code)

Brandon M Pokersnik

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: November 30

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Footprints Discover Value Fund

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proponent	Proposal Number	Proposal Text	Management Recommendation	Vote Instruction	Voted
EXFO	EXFO	238661102	Annual and Special	1/9/2019	1/7/2019				For	For	x
AMC Entertainment	AMC	00165C104	Annual	5/3/2019	4/17/2019				For	For	x
Frontier Communications	FTR	35906A306	Annual	5/7/2019	4/17/2019				For	For	x
Key Energy Services	KEG	49309J103	Annual	5/1/2019	4/17/2019				For	For	x
MBIA Inc	MBI	55262C100	Annual	5/1/2019	4/17/2019				For	For	x
Western Energy Services	WEEEF	958159303	Annual	4/25/2019	4/17/2019				For	For	x
Ion Geophysical Corp	IO	462044207	Annual	5/15/2019	5/7/2019				For	For	x
Centurylink Inc	CTL	156700106	Annual	5/22/2019	5/7/2019				For	For	x
Seachange Intl	SEAC	811699107	Annual	6/11/2019	6/10/2019				For	For	x
Stein Mart, Inc		858375108	Annual	6/25/2019	6/17/2019				For	For	x
American Superconductor	AMSC	30111207	Annual	7/27/2018	7/10/2018				For	For	x
Ion Geophysical Corp	IO	462044207	Special	11/30/2018	11/27/2018				For	For	x
Navios Maritime	NM	Y62196103	Annual	11/24/2018	11/20/2018				For	For	x

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

President

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

Secretary

Date: August 28, 2019

*Print the name and title of each signing officer under his or her signature.